Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Other comprehensive income, net of tax, cash flow hedges	$ 59,892	$ (9,168)	$ (4,550)
Lability In Respect Of Deferred Consideration Arrangement	2,750	3,007
Interest rate risk [member]
Disclosure of transactions between related parties [line items]
Other comprehensive income, net of tax, cash flow hedges	$ 61,853	$ 17,823